Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (43,577)	$ (6,010)	¥ (60,667)	¥ (46,066)
Less: Net income (loss) attributable to the non-controlling interests				304
Net loss attributable to the Group’s shareholders	¥ (43,577)	$ (6,010)	¥ (60,667)	¥ (46,370)
Denominator:
Weighted average number of ordinary shares outstanding (in Shares)	90,472,014	90,472,014	90,472,014	90,472,014
Basic & diluted net loss per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.482)	$ (0.066)	¥ (0.671)	¥ (0.513)